Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

24.Leases

The Company leases land, buildings and improvements, machinery and equipment, as well as IT- and office equipment under various lease agreements.

Leasing in the consolidated statements of income

The following table shows the effects from lease agreements on the consolidated statements of income for the year ended December 31, 2025, 2024, and 2023:

Leasing in the consolidated statements of income
in € K
	2025	2024	2023
Depreciation on right-of-use assets	647,620	675,526	700,671
Impairments on right-of-use assets	15,443	57,226	25,486
Expenses relating to short-term leases	65,209	53,057	59,327
Expenses relating to leases of low-value assets	14,249	20,104	22,188
Expenses relating to variable lease payments	2,833	6,343	10,465
Income from subleasing right-of-use assets	4,094	3,957	3,655
Interest expense on lease liabilities	143,211	148,420	148,789

For information regarding leases with related parties, see note 6 b).

Leases in the consolidated balance sheets

At December 31, 2025 and 2024, the acquisition costs and the accumulated depreciation of right-of-use assets consisted of the following:

Acquisition costs
in € K
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2025	translation	group	Additions	Reclassifications	Disposals	2025

Right-of-use assets: Land	41,202	(1,281)	—	3,443	(17)	(2,934)	40,413
Right-of-use assets: Buildings and improvements	7,108,897	(704,079)	(5,868)	470,089	920	(282,677)	6,587,282
Right-of-use assets: Machinery and equipment	193,265	(17,232)	—	33,361	(1,208)	(30,435)	177,751
Right-of-use assets	7,343,364	(722,592)	(5,868)	506,893	(305)	(316,046)	6,805,446

Acquisition costs
in € K
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2024	translation	group	Additions	Reclassifications	Disposals (1)	2024

Right-of-use assets: Land	41,202	427	(82)	4,282	(1,329)	(3,298)	41,202
Right-of-use assets: Buildings and improvements	6,557,178	323,334	(46,109)	556,872	(57,944)	(224,434)	7,108,897
Right-of-use assets: Machinery and equipment	324,167	9,751	—	60,731	63	(201,447)	193,265
Right-of-use assets	6,922,547	333,512	(46,191)	621,885	(59,210)	(429,179)	7,343,364
(1)	Included within the amounts presented for “Right-of-use assets: Building and improvements” and “Right-of-use assets: Machinery and equipment” are €34,878 and €129,377, respectively, for disposals of fully depreciated or impaired right-of-use assets from prior periods.

Accumulated depreciation and impairment
in € K
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2025	translation	group	Additions	loss	Reclassifications	Disposals	2025

Right-of-use assets: Land	19,108	(764)	—	3,766	2	(17)	(1,674)	20,421
Right-of-use assets: Buildings and improvements	3,590,355	(372,103)	(3,979)	614,884	15,483	913	(183,404)	3,662,149
Right-of-use assets: Machinery and equipment	121,445	(11,019)	—	28,970	(42)	(1,146)	(28,834)	109,374
Right-of-use assets	3,730,908	(383,886)	(3,979)	647,620	15,443	(250)	(213,912)	3,791,944

Accumulated depreciation and impairment
in € K
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2024	translation	group	Additions	loss	Reclassifications	Disposals (1)	2024

Right-of-use assets: Land	17,743	179	(25)	3,923	12	(930)	(1,794)	19,108
Right-of-use assets: Buildings and improvements	2,997,179	159,501	(23,175)	642,415	56,894	(42,315)	(200,144)	3,590,355
Right-of-use assets: Machinery and equipment	236,384	6,689	—	29,188	320	(145)	(150,991)	121,445
Right-of-use assets	3,251,306	166,369	(23,200)	675,526	57,226	(43,390)	(352,929)	3,730,908
(1)	Included within the amounts presented for “Right-of-use assets: Building and improvements” and “Right-of-use assets: Machinery and equipment” are €34,878 and €129,377, respectively, for disposals of fully depreciated or impaired right-of-use assets from prior periods.

Book value
in € K
	December 31,	December 31,
	2025	2024
Right-of-use assets: Land	19,992	22,094
Right-of-use assets: Buildings and improvements	2,925,133	3,518,542
Right-of-use assets: Machinery and equipment	68,377	71,820
Right-of-use assets	3,013,502	3,612,456

Depreciation expense is allocated within costs of revenue, selling, general and administrative, and R&D expenses, depending upon the area in which the asset is used.

Impairment losses are allocated within costs of revenue, selling, general and administrative, and R&D expenses, depending upon the area in which the asset is used, or are included within other operating expense in certain instances when the corresponding assets have been identified as strategic transactions and/or programs.

For a maturity analysis of lease liabilities see note 26.

Leasing in the consolidated statements of cash flows

Total cash outflows from leases were €872,517 for the year ended December 31, 2025 (December 31, 2024 and 2023: €901,938 and €965,486, respectively). Of this amount, €649,038 for the year ended December 31, 2025 (December 31, 2024 and 2023: €676,513 and €727,369, respectively), was presented within the repayment of lease liabilities from unrelated and related party line items within Net cash provided by (used in) financing activities in the consolidated statements of cash flows. Cash outflows of €223,479 for the year ended December 31, 2025 (December 31, 2024 and 2023: €225,425 and €238,117, respectively) were reported within the Net income and Paid interest line items within Net cash provided by (used in) operating activities in the consolidated statements of cash flows.

Leases that the Company entered into as a lessee that have not yet begun as of December 31, 2025 will result in future cash outflows of €32,245 (December 31, 2024 and 2023: €52,309 and €109,012, respectively).

Potential future cash outflows resulting from extension options of €6,736,406 were not reflected in the measurement of the lease liabilities as of December 31, 2025, as the exercise of the respective options is not reasonably certain (December 31, 2024 and 2023: €7,513,645 and €7,213,730, respectively). The major part of these potential future cash outflows relates to extension options in real estate lease agreements, primarily for dialysis clinics in the Care Delivery segment. Individual lease agreements include multiple extension options. The Company uses extension options to obtain a high degree of flexibility in performing its business. These extension options held are exercisable solely by the Company.

Potential future cash outflows resulting from termination options of €3 were not reflected in the measurement of the lease liabilities as of December 31, 2025, as the exercise of the respective options is not reasonably certain (December 31, 2024 and 2023: €4 and €2,956, respectively).

For additional information regarding residual value guarantees in certain lease contracts, see note 25.